Trade and Other Receivables	6 Months Ended
Jun. 30, 2022
Trade and other receivables [abstract]
Trade and Other Receivables
Note 5 - Trade and Other Receivables

	June 30,	December 31,
	2022	2021
	€ in thousands
	Unaudited	Audited

Current Assets:
Trade and other receivables:
Government authorities	1,524	1,602
Income receivable	3,366	3,794
Interest receivable	14	3
Current tax	-	76
Trade receivable	3,287	598
Inventory	547	640
Derivatives (Note 7)	55	639
Prepaid expenses and other	1,951	2,135
	10,744	9,487
Non-current Assets:
Long term receivables
Loans to others	554	568
Annual rent deposits	48	33
Prepaid expenses associated with long term loans (1)	7,927	4,787
Other	52	-
	8,581	5,388

(1)
Prepaid commission expenses paid in connection with the Talasol Project’s project finance obtained from financing entities as at December 31, 2021 and prepaid commission expenses paid in connection with the Manara PSP project finance obtained from financing entities as at June 30, 2022.